Label	Element	Value
Virtus Zevenbergen Technology Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated June 28, 2024 to the Fund’s prospectuses dated October 27, 2023, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective June 28, 2024, a regulatory benchmark will be added to the Fund’s Average Annual Total Returns table in the Fund’s “Performance Information” section.

Under “Performance Information” in the Fund’s summary prospectus and the summary section of the statutory prospectus:

1. The second sentence in the second paragraph will be replaced with the following:

The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and two style-specific indexes that reflect the market sectors in which the fund invests.

2. The following paragraph will be added under the Average Annual Total Returns table:

The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

3. The table showing Average Annual Total Returns is hereby replaced in its entirety as shown below:

Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Zevenbergen Technology Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/23)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Virtus Zevenbergen Technology Fund | FT Wilshire 5000 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	FT Wilshire 5000 Index
1 Year	rr_AverageAnnualReturnYear01	26.10%
5 Years	rr_AverageAnnualReturnYear05	15.40%
10 Years	rr_AverageAnnualReturnYear10	11.69%
Virtus Zevenbergen Technology Fund | S&P North American Technology Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P North American Technology Index
1 Year	rr_AverageAnnualReturnYear01	44.64%
5 Years	rr_AverageAnnualReturnYear05	18.75%
10 Years	rr_AverageAnnualReturnYear10	14.80%
Virtus Zevenbergen Technology Fund | Nasdaq Composite® Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Nasdaq Composite® Index
1 Year	rr_AverageAnnualReturnYear01	61.13%
5 Years	rr_AverageAnnualReturnYear05	22.22%
10 Years	rr_AverageAnnualReturnYear10	18.72%
Virtus Zevenbergen Technology Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	65.59%
5 Years	rr_AverageAnnualReturnYear05	18.70%
10 Years	rr_AverageAnnualReturnYear10	16.42%
Virtus Zevenbergen Technology Fund | Institutional Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	65.59%
5 Years	rr_AverageAnnualReturnYear05	14.33%
10 Years	rr_AverageAnnualReturnYear10	12.15%
Virtus Zevenbergen Technology Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	38.83%
5 Years	rr_AverageAnnualReturnYear05	14.07%
10 Years	rr_AverageAnnualReturnYear10	12.07%
Virtus Zevenbergen Technology Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	56.05%
5 Years	rr_AverageAnnualReturnYear05	17.01%
10 Years	rr_AverageAnnualReturnYear10	15.39%
Virtus Zevenbergen Technology Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	63.99%
5 Years	rr_AverageAnnualReturnYear05	17.47%
10 Years	rr_AverageAnnualReturnYear10	15.18%